Homeward Opportunities Fund Trust 2022-1 ABS-15G

Exhibit 99.2 - Schedule 3

Valuation Report
Run Date - 07/15/2022 12:34:54 PM
LOAN INFORMATION						Origination Values								AVM Values						Desk Review Values						Desk Top Review Values					BPO Values					Field Review Values					2055 Values					Updated Values					Updated Multi Property Values
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
1340657	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXXX												XXXXXXX		0.00%	Clear Capital	Moderate	XXXXXXXX																													N/A	3.5
1327485	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX																																														N/A	1
1327487	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX																																														N/A	1
1334239	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX																																														N/A	1